S000057610 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	87 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.14%
Performance Inception Date				Sep. 28, 2018
ICE BofAML U.S. High Yield TR USD Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.39%	1.98%	2.51%
Performance Inception Date				Sep. 28, 2018
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		7.37%	5.41%	5.19%
Performance Inception Date				Sep. 28, 2018
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.32%	2.92%	3.01%
Performance Inception Date				Sep. 28, 2018
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.32%	3.05%	3.03%
Performance Inception Date				Sep. 28, 2018

[1]	Secondary benchmark index that the Advisor believes more closely reflects the market segments in which the Low Duration Income Fund invests.